UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
 (Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
 (Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
 (Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

Perritt Micro Cap Opportunities
Schedule of Investments (Unaudited)		January 31, 2018

Shares	COMMON STOCKS - 99.04%	Value
	Aerospace & Defense - 1.88%
398,891	CPI Aerostructures, Inc. (a)	$3,550,130
		3,550,130
	Auto Parts & Equipment - 4.82%
162,271	Miller Industries, Inc.	4,227,159
125,000	Motorcar Parts of America, Inc. (Acquired 9/10/12 through 8/27/14, Cost $1,052,127) (a)(b)	3,402,500
10,500	Motorcar Parts of America, Inc. (a)	285,810
50,000	Stoneridge, Inc. (a)	1,217,000
		9,132,469
	Building Materials - 8.53%
425,000	BlueLinx Holdings, Inc. (a)	6,880,750
94,452	Global Brass & Copper Holdings, Inc.	3,036,632
471,677	Huttig Building Products, Inc. (a)	3,330,040
47,454	Insteel Industries, Inc.	1,486,734
87,400	PGT Innovations, Inc. (a)	1,394,030
		16,128,186
	Business Services - 3.77%
107,642	GP Strategies Corp. (a)	2,685,668
171,383	PCM, Inc. (a)	1,516,740
397,969	PFSweb, Inc. (a)	2,937,011
		7,139,419
	Chemical & Related Products - 8.05%
104,644	Aceto Corp.	1,152,130
20,000	KMG Chemicals, Inc.	1,215,000
204,165	Northern Technologies International Corp.	4,777,461
387,738	OMNOVA Solutions, Inc. (a)	4,265,118
287,266	Trecora Resources (a)	3,820,638
		15,230,347
	Commercial Banks - 11.54%
125,900	Bankwell Financial Group, Inc.	4,205,060
87,691	Berkshire Hills Bancorp, Inc.	3,327,874
50,000	Esquire Financial Holdings, Inc. (a)	1,138,000
123,800	First Internet Bancorp	4,636,310
53,124	Northeast Bancorp	1,187,321
65,000	TriState Capital Holdings, Inc. (a)	1,563,250
98,936	Triumph Bancorp, Inc. (a)	3,809,036
68,590	Veritex Holdings, Inc. (a)	1,955,501
		21,822,352
	Commercial Services & Supplies - 1.69%
320,000	InnerWorkings, Inc. (a)	3,203,200
		3,203,200
	Construction & Engineering - 6.06%
30,000	Comfort Systems USA, Inc.	1,278,000
739,500	Hill International, Inc. (a)	4,215,150
132,776	IES Holdings, Inc. (a)	2,323,580
260,700	Limbach Holdings, Inc. (a)	3,652,407
		11,469,137

	Consumer Products - Manufacturing - 3.65%
114,000	Delta Apparel, Inc. (a)	2,127,240
222,500	Horizon Global Corp. (a)	1,880,125
130,181	Orchids Paper Products Co.	1,960,526
39,000	Superior Uniform Group, Inc.	918,840
		6,886,731
	Consumer Services - 1.19%
173,583	Primo Water Corp. (a)	2,251,372
		2,251,372
	Data Processing, Hosting and Related Services - 2.10%
386,926	Ooma, Inc. (a)	3,965,992
		3,965,992
	Electronic Equipment & Instruments - 1.14%
105,297	Bel Fuse, Inc. - Class B	2,163,853
		2,163,853
	Energy & Related Services - 2.58%
202,564	Matrix Service Co. (a)	3,625,895
108,744	PHI, Inc. (a)	1,249,468
		4,875,363
	Financial Services - 4.46%
50,000	Cowen, Inc. (a)	647,500
145,092	Hennessy Advisors, Inc.	2,592,794
40,950	Oppenheimer Holdings, Inc. - Class A	1,126,125
270,606	Silvercrest Asset Management Group, Inc. - Class A	4,059,090
		8,425,509
	Food - 3.85%
101,533	Crimson Wine Group Ltd. (a)	984,870
116,981	Farmer Brothers Co. (a)	3,696,600
198,500	Landec Corp. (a)	2,610,275
		7,291,745
	Health Care Providers & Services - 0.78%
63,900	The Ensign Group, Inc.	1,471,617
		1,471,617
	Industrial Goods - 2.49%
560,000	Hudson Technologies, Inc. (a)	3,516,800
35,000	Schnitzer Steel Industries, Inc. - Class A	1,197,000
		4,713,800
	Insurance - 3.56%
240,000	Atlas Financial Holdings, Inc. (a) (e)	4,812,000
100,000	United Insurance Holdings Corp.	1,932,000
		6,744,000
	Leisure - 0.97%
200,000	Century Casinos, Inc. (a)	1,830,000
		1,830,000
	Machinery Manufacturing - 1.12%
98,700	Graham Corp.	2,112,180
		2,112,180
	Medical Supplies & Services - 2.43%
128,325	Addus HomeCare Corp. (a)	4,600,451
		4,600,451

	Private Equity & Venture Capital - 0.77%
160,000	BBX Capital Corp. - Class A	1,457,600
		1,457,600
	Real Estate Investment Trust - 4.65%
191,553	City Office Real Estate Investment Trust, Inc.	2,237,339
105,000	Community Healthcare Trust, Inc.	2,797,200
232,515	Global Medical REIT, Inc.	1,864,770
199,178	Resource Capital Corp.	1,888,208
		8,787,517
	Retail - 0.98%
175,000	Kirkland's, Inc. (a)	1,856,750
		1,856,750
	Semiconductor Related Products - 6.13%
286,367	AXT, Inc. (a)	2,262,299
128,327	DSP Group, Inc. (a)	1,681,084
171,111	PDF Solutions, Inc. (a)	2,340,799
415,000	Photronics, Inc. (a)	3,486,000
69,000	Rudolph Technologies, Inc. (a)	1,807,800
		11,577,982
	Software - 2.07%
190,700	American Software, Inc. - Class A	2,389,471
360,000	Zix Corp. (a)	1,522,800
		3,912,271
	Specialty Manufacturing - 4.13%
63,141	Core Molding Technologies, Inc.	1,313,333
82,500	Federal Signal Corp.	1,678,050
327,696	LSI Industries, Inc.	2,601,906
217,830	Manitex International, Inc. (a)	2,232,757
		7,826,046
	Telecommunications - 2.20%
700,000	Ceragon Networks Ltd. (a) (e)	1,456,000
378,800	PC-Tel, Inc.	2,712,208
		4,168,208
	Transportation - 1.45%
568,891	Radiant Logistics, Inc. (a)	2,736,366
		2,736,366

	TOTAL COMMON STOCKS (Cost $123,501,735)	$187,330,593

Contracts	WARRANTS - 0.00%	Value
	Insurance - 0.00%
38,106	Emergent Capital, Inc. Warrant;
	Expiration: 10/06/2019, Exercise Price $10.75 (a) (c)	$-
	TOTAL WARRANTS (Cost $0)	$-

Shares	SHORT-TERM INVESTMENTS - 1.22%	Value
2,308,919	Invesco Short Term Investments Government & Agency Portfolio - Class I 1.24% (d)	$2,308,919
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,308,919)	$2,308,919

Total Investments (Cost $125,810,654) - 100.26%	189,639,512
Liabilities in Excess of Other Assets - (0.26)%	(487,226)
TOTAL NET ASSETS - 100.00%	$189,152,286

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the "Act") and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to "qualified institutional buyers." The value of this security is $3,402,500 or 1.80% of the Fund's net assets. This security is deemed to be liquid.

(c)
The price for this security was derived from an estimate of fair value using methods approved by the Fund's Board of Directors. This security represents $0 or 0.00% of the Fund's net assets. This security is classified as Level 2 and is deemed to be illiquid.

(d)	Variable rate security; the rate shown is the effective rate as of January 31, 2018.
(e)	Foreign Issued Security.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments

Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		January 31, 2018

Shares	COMMON STOCKS - 97.76%	Value
	Aerospace & Defense - 0.77%
60,000	CPI Aerostructures, Inc. (a)	$534,000
		534,000
	Air Transport - 1.26%
54,886	AeroCentury Corp. (a)	865,827
		865,827
	Auto Parts & Equipment - 1.02%
90,000	Unique Fabricating, Inc.	702,000
		702,000
	Business Services - 12.30%
50,000	BG Staffing, Inc.	794,000
350,000	CynergisTek, Inc. (a)	1,858,498
244,300	DLH Holdings Corp. (a)	1,456,028
275,000	Information Services Group, Inc. (a)	1,171,500
205,500	Innodata Isogen, Inc. (a)	238,380
80,000	PCM, Inc. (a)	708,000
50,000	Transcat, Inc. (a)	780,000
125,000	USA Technologies, Inc. (a)	1,056,250
701,005	WidePoint Corp. (a)	413,593
		8,476,249
	Chemical & Related Products - 1.96%
320,000	Flexible Solutions International, Inc. (a)	508,800
36,000	Northern Technologies International Corp.	842,400
		1,351,200
	Chemical Manufacturing - 1.13%
200,000	Intrepid Potash, Inc. (a)	778,000
		778,000
	Commercial Banks - 1.91%
35,000	First Internet Bancorp	1,310,750
		1,310,750
	Computer & Electronic Product Manufacturing - 1.58%
200,000	Dynatronics Corp. (a)	530,000
1,000,000	Singing Machine Co., Inc. (a)	560,000
		1,090,000
	Computer and Electronic Product Manufacturing - 2.46%
450,000	Luna Innovations, Inc. (a)	981,000
83,348	PAR Technology Corp. (a)	716,793
		1,697,793
	Computers & Electronics - 0.47%
35,000	Napco Security Technologies, Inc. (a)	320,250
		320,250
	Construction & Engineering - 5.31%
65,353	Gencor Industries, Inc. (a)	1,097,930
150,000	Hill International, Inc. (a)	855,000
82,000	Layne Christensen Co. (a)	1,106,180
12,500	NV5 Global, Inc. (a)	609,375
		3,668,485

	Consumer Goods - 3.16%
35,000	MCBC Holdings, Inc. (a)	845,950
80,000	ZAGG, Inc. (a)	1,336,000
		2,181,950
	Consumer Products - Distributing - 1.42%
400,000	US Auto Parts Network, Inc. (a)	980,000
		980,000
	Consumer Products - Manufacturing - 2.71%
51,095	Hardinge, Inc.	963,652
60,000	Orchids Paper Products Co.	903,600
		1,867,252
	Consumer Services - 0.75%
150,000	Xcel Brands, Inc. (a)	517,500
		517,500
	Diversified Financials - 1.63%
90,000	Safeguard Scientifics, Inc. (a)	1,125,000
		1,125,000
	Electronic Equipment & Instruments - 0.49%
50,000	Iteris, Inc. (a)	338,000
		338,000
	Energy & Related Services - 3.07%
145,000	DHT Holdings, Inc. (e)	501,700
65,000	Matrix Service Co. (a)	1,163,500
121,000	Mitcham Industries, Inc. (a)	454,960
		2,120,160
	Financial Services - 3.87%
65,000	AMREP Corp. (a)	493,350
36,000	Hennessy Advisors, Inc.	643,320
50,000	HopFed Bancorp, Inc.	746,500
52,500	Silvercrest Asset Management Group, Inc. - Class A	787,500
		3,981,420
	Food - 0.47%
40,000	Willamette Valley Vineyards, Inc. (a)	322,000
		322,000
	Health Care - 0.99%
122,917	Rockwell Medical Technologies, Inc. (a)	685,262
		685,262
	Industrial Goods - 1.28%
139,900	Hudson Technologies, Inc. (a)	878,572
		878,572
	Insurance - 3.35%
50,000	Atlas Financial Holdings, Inc. (a) (e)	1,002,500
30,000	Kingstone Companies, Inc.	628,500
35,000	United Insurance Holdings Corp.	676,200
		2,307,200
	Leisure - 3.80%
97,322	Century Casinos, Inc. (a)	890,496
1,534,599	Galaxy Gaming, Inc. (a)	1,732,869
		2,623,365
	Medical Supplies & Services - 6.63%
24,500	Addus HomeCare Corp. (a)	878,325
75,049	Birner Dental Management Services, Inc. (a)	675,441
649,000	First Choice Healthcare Solutions, Inc. (a)	837,210
498,001	Hooper Holmes, Inc. (a)	249,001
60,000	Lakeland Industries, Inc. (a)	846,000
200,000	Sensus Healthcare, Inc. (a)	1,090,000
		4,575,977

	Motion Pictures - 0.66%
100,000	Ballantyne Strong, Inc. (a)	455,000
		455,000
	Oil & Gas Services - 1.66%
500,000	Profire Energy, Inc. (a)	1,145,000
		1,145,000
	Pharmaceuticals - 1.64%
154,300	ImmuCell Corp. (a)	1,132,562
		1,132,562
	Professional, Scientific, and Technical Services - 3.62%
135,000	AutoWeb, Inc. (a)	1,115,100
350,000	CUI Global, Inc. (a)	966,000
240,000	Sigma Labs, Inc. (a) (d)	415,200
		2,496,300
	Real Estate Investment Trusts - 2.28%
170,000	Global Self Storage, Inc.	776,900
210,000	Sachem Capital Corp.	791,700
		1,568,600
	Retail - 3.14%
125,000	Build-A-Bear Workshop, Inc. (a)	1,075,000
500,000	Christopher & Banks Corp. (a)	635,000
325,000	OurPet's Co. (a)	451,750
		2,161,750
	Semiconductor Related Products - 1.70%
82,181	AXT, Inc. (a)	649,230
40,000	DSP Group, Inc. (a)	524,000
		1,173,230
	Software - 5.53%
100,000	Asure Software, Inc. (a)	1,520,000
100,000	BSQUARE Corp. (a)	430,000
215,000	Evolving Systems, Inc. (a)	1,161,000
200,000	GlobalSCAPE, Inc.	710,000
		3,821,000
	Specialized Consumer Services - 0.82%
550,000	XpresSpa Group, Inc. (a)	566,500
		566,500
	Specialty Manufacturing - 11.46%
200,000	Aspen Aerogels, Inc. (a)	1,010,000
40,064	Continental Materials Corp. (a)	775,238
93,500	CTI Industries Corp. (a)	448,800
140,000	Data I/O Corp. (a)	1,593,200
15,000	Hurco Companies, Inc.	677,250
33,691	Kewaunee Scientific Corp.	977,039
125,000	Pioneer Power Solutions, Inc. (a)	950,000
170,000	Polar Power, Inc. (a)	758,200
80,000	Tecnoglass, Inc. (e)	716,000
		7,905,727
	Technology Hardware, Storage & Peripherals - 0.58%
70,000	CCUR Holdings, Inc.	400,400
		400,400

	Telecommunications - 0.88%
550,000	Mobivity Holdings Corp. (a)	605,000
		605,000

	TOTAL COMMON STOCKS (Cost $50,992,923)	$67,418,531

Contracts	WARRANTS - 0.00%	Value
	Telecommunications - 0.00%
165,000	Mobivity Holdings Corp.
	Expiration: 03/11/2019, Exercise Price $1.20 (a) (b)	$-
	TOTAL WARRANTS (Cost $0)	$-

Shares	SHORT-TERM INVESTMENTS - 2.48%	Value
1,713,472	Invesco Short Term Investments Government & Agency Portfolio - Class I 1.24% (c)	$1,713,472
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,713,472)	$1,713,472

	Total Investments (Cost $52,706,395) - 100.24%	69,132,003
	Liabilities in Excess of Other Assets - (0.24)%	(168,561)
	TOTAL NET ASSETS - 100.00%	$68,963,442

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Directors. This security represents $0 or 0.00% of the Fund's Net Assets. This security was classified as Level 2 and is considered to be illiquid.

(c)	Variable rate security; the rate shown is the effective rate as of January 31, 2018.
(d)	Affiliated issuer. See Note 3 of the Notes to Financial Statements.
(e)	Foreign Issued Security.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments

Perritt Low Priced Stock Fund
Schedule of Investments (Unaudited)		January 31, 2018

Shares	COMMON STOCKS - 96.23%	Value
	Administrative and Support Services - 2.20%
7,100	Kforce, Inc.	$184,245
		184,245
	Advertising - 0.64%
6,000	MDC Partners, Inc. - Class A (a) (c)	54,000
		54,000
	Air Transportation - 1.34%
3,000	Hawaiian Holdings, Inc.	112,050
		112,050
	Auto Parts & Equipment - 5.57%
4,000	Miller Industries, Inc.	104,200
8,000	Modine Manufacturing Co. (a)	186,800
6,000	Superior Industries International, Inc.	101,100
2,500	Tower International, Inc.	75,500
		467,600
	Automobile Manufacturers - 1.08%
2,000	Winnebago Industries, Inc.	90,900
		90,900
	Biotechnology - 1.21%
7,000	Innoviva, Inc. (a)	102,130
		102,130
	Building Products - 2.99%
9,000	Builders FirstSource, Inc. (a)	192,780
1,500	USG Corp. (a)	57,990
		250,770
	Business Services - 3.55%
2,000	Darling Ingredients, Inc. (a)	37,080
29,515	Information Services Group, Inc. (a)	125,734
8,000	New Media Investment Group, Inc.	135,200
		298,014
	Chemical & Related Products - 1.44%
11,000	OMNOVA Solutions, Inc. (a)	121,000
		121,000
	Commercial Banks - 0.98%
2,900	Veritex Holdings, Inc. (a)	82,679
		82,679
	Commercial Services & Supplies - 2.60%
10,000	ACCO Brands Corp. (a)	118,500
10,000	InnerWorkings, Inc. (a)	100,100
		218,600
	Communications Equipment - 3.22%
9,000	Extreme Networks, Inc. (a)	135,270
15,000	Mitel Networks Corp. (a) (c)	135,000
		270,270
	Construction & Engineering - 5.19%
4,000	Chicago Bridge & Iron Co. N.V. (c)	83,480
9,000	Gencor Industries, Inc. (a)	151,200
20,000	Hill International, Inc. (a)	114,000
5,000	IES Holdings, Inc. (a)	87,500
		436,180

	Consumer Goods - 1.19%
6,000	ZAGG, Inc. (a)	100,200
		100,200
	Consumer Services - 1.24%
8,000	Primo Water Corp. (a)	103,760
		103,760
	Credit Intermediation and Related Activities - 2.70%
7,000	FNB Corp.	100,450
13,000	United Community Financial Corp.	126,750
		227,200
	Data Processing & Outsourced Services - 0.65%
4,500	MoneyGram International, Inc. (a)	54,360
		54,360
	Diversified Chemicals - 1.42%
14,000	LSB Industries, Inc. (a)	118,860
		118,860
	Electronic Equipment & Instruments - 3.47%
3,000	Orbotech Ltd. (a) (c)	159,780
8,000	TTM Technologies, Inc. (a)	131,920
		291,700
	Electronic Manufacturing Services - 1.94%
8,000	KEMET Corp. (a)	162,880
		162,880
	Energy & Related Services - 2.13%
10,000	McDermott International, Inc. (a) (c)	87,800
10,000	Newpark Resources, Inc. (a)	91,000
		178,800
	Financial Services - 0.86%
2,000	B of I Holding, Inc. (a)	71,940
		71,940
	Gold - 2.48%
5,400	Kirkland Lake Gold Ltd. (c)	81,486
30,000	McEwen Mining, Inc.	66,000
20,000	New Gold, Inc. (a) (c)	60,600
		208,086
	Health Care - 1.00%
15,000	Rockwell Medical, Inc. (a)	83,625
		83,625
	Health Care Equipment - 1.09%
2,000	Globus Medical, Inc. - Class A (a)	92,080
		92,080
	Health Care Providers & Services - 1.26%
6,000	Select Medical Holdings Corp. (a)	106,200
		106,200
	Health Care Services - 2.06%
8,000	Cross Country Healthcare, Inc. (a)	112,080
6,000	RadNet, Inc. (a)	60,900
		172,980
	Hotels, Resorts & Cruise Lines - 1.11%
9,000	Playa Hotels & Resorts N.V. (a) (c)	93,240
		93,240

	Household Durables - 1.45%
7,000	Lifetime Brands, Inc.	122,150
		122,150
	Industrial Goods - 1.87%
25,000	Hudson Technologies, Inc. (a)	157,000
		157,000
	Insurance - 1.85%
6,300	CNO Financial Group, Inc.	154,917
		154,917
	Integrated Mining & Precious Metals - 0.41%
4,000	Hudbay Minerals, Inc. (c)	34,400
		34,400
	Internet Software & Services - 1.20%
4,000	Carbonite, Inc. (a)	100,800
		100,800
	Investment Banking & Brokerage - 1.30%
35,000	Ladenburg Thalmann Financial Services, Inc.	108,850
		108,850
	IT Consulting - 0.92%
4,000	Perficient, Inc. (a)	77,480
		77,480
	Leisure - 0.46%
3,000	Nautilus, Inc. (a)	38,550
		38,550
	Machinery Manufacturing - 0.97%
3,000	Nova Measuring Instruments Ltd. (a) (c)	81,360
		81,360
	Medical Supplies & Services - 0.96%
1,500	AMN Healthcare Services, Inc. (a)	80,475
		80,475
	Movies & Entertainment - 0.91%
6,000	AMC Entertainment Holdings, Inc. - Class A	76,800
		76,800
	Oil & Gas - 0.68%
5,000	Callon Petroleum Co. (a)	56,750
		56,750
	Oil & Gas Equipment & Services - 1.59%
4,000	US Silica Holdings, Inc.	133,160
		133,160
	Oil & Gas - Exploration & Production - 1.31%
5,500	Carrizo Oil & Gas, Inc. (a)	110,605
		110,605
	Paper Products - 1.40%
8,000	Mercer International, Inc.	117,600
		117,600
	Pharmaceuticals - 2.38%
1,900	Cambrex Corp. (a)	107,065
4,000	Corcept Therapeutics, Inc. (a)	92,060
		199,125
	Real Estate Investment Trusts - 2.45%
8,000	Medical Properties Trust, Inc.	104,640
13,200	New Senior Investment Group, Inc.	101,112
		205,752

	Regional Banks - 1.62%
7,000	First Foundation, Inc. (a)	136,150
		136,150
	Semiconductor Equipment - 3.53%
5,000	Cohu, Inc.	113,850
6,000	FormFactor, Inc. (a)	86,100
3,000	Ichor Holdings Ltd. (a) (c)	95,760
		295,710
	Semiconductor Related Products - 3.42%
3,000	Entegris, Inc.	97,650
4,000	Kulicke & Soffa Industries, Inc. (a)	92,040
11,600	Photronics, Inc. (a)	97,440
		287,130
	Semiconductors - 2.17%
5,000	SMART Global Holdings, Inc. (a) (c)	181,349
		181,349
	Software - 0.49%
9,700	Zix Corp. (a)	41,031
		41,031
	Specialty Chemicals - 1.40%
5,000	Ferro Corp. (a)	117,600
		117,600
	Specialty Manufacturing - 3.15%
4,500	Mueller Water Products, Inc. - Class A	52,335
15,000	Tecnoglass, Inc. (c)	134,250
3,000	Wabash National Corp.	77,490
		264,075
	Specialty Stores - 1.09%
4,000	MarineMax, Inc. (a)	91,800
		91,800
	Trucking - 0.64%
4,000	Daseke, Inc. (a)	54,000
		54,000

	TOTAL COMMON STOCKS (Cost $6,563,189)	$8,078,968

Shares	SHORT-TERM INVESTMENTS - 1.85%	Value
155,677	Invesco Short Term Investments Government & Agency Portfolio - Class I 1.24% (b)	$155,677
	TOTAL SHORT-TERM INVESTMENTS (Cost $155,677)	$155,677

	Total Investments (Cost $6,718,866) - 98.08%	8,234,645
	Other Assets in Excess of Liabilities - 1.92%	161,082
	TOTAL NET ASSETS - 100.00%	$8,395,727

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Variable rate security; the rate shown is the effective rate as of January 31, 2018.
(c)	Foreign Issued Security.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments

Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)	January 31, 2018

1. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds' investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds' fair value procedures allow for the use of certain methods performed by the Funds' advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds' may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of January 31, 2018:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$14,975,865	$-	$-		$14,975,865
Consumer Staples	11,503,642	-	-		11,503,642
Energy	4,875,364	-	-		4,875,364
Financials	38,880,068	-	-		38,880,068
Health Care	7,224,199	-	-		7,224,199
Industrials	56,141,539	-	-		56,141,539
Information Technology	26,276,065	-	-		26,276,065
Materials	16,588,550	-	-		16,588,550
Real Estate Investment Trusts	6,899,309	-	-		6,899,309
Telecommunication Services	3,965,992	-	-		3,965,992
Total Common Stocks	187,330,592	-	-		187,330,592
Warrants
Financials	-	0	-		-
Total Warrants	-	-	-		-
Short Term Investments	2,308,919	-	-		2,308,919
Total Investments in Securities	$189,639,512	$-	$-	$	$ 189,639,512

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$11,594,065	$448,800	$-		$12,042,865
Consumer Staples	1,225,600	-	-		1,225,600
Energy	4,275,160	-	-		4,275,160
Financials	7,711,970	-	-		7,711,970
Health Care	8,913,338	-	-		8,913,338
Industrials	12,553,774	1,456,028	-		14,009,802
Information Technology	15,617,696	-	-		15,617,696
Materials	2,845,200	-	-		2,845,200
Real Estate Investment Trusts	776,900	-	-		776,900
Total Common Stocks	65,513,703	1,904,828	-		67,418,531
Warrants
Information Technology	-	0	-		-
Total Warrants	-	-	-		-
Short Term Investments	1,713,472	-	-		1,713,472
Total Investments in Securities	$67,227,175	$1,904,828	$-		$69,132,003

Perritt Low Priced Stock Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,166,240	$-	$-	$1,166,240
Consumer Staples	140,840	-	-	140,840
Energy	479,315	-	-	479,315
Financials	781,736	-	-	781,736
Health Care	836,615	-	-	836,615
Industrials	1,646,870	-	-	1,646,870
Information Technology	1,969,805	-	-	1,969,805
Materials	851,796	-	-	851,796
Real Estate Investment Trusts	205,752	-	-	205,752
Total Common Stocks	8,078,969	-	-	8,078,969
Short Term Investments	155,677	-	-	155,677
Total Investments in Securities	$8,234,645	$-	$-	$8,234,645

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting period:

		MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Transfers into Level 1		$ -	$ 1,443,350	$ -
Transfers out of level 1		-	(1,456,028)	-
Net transfers in (out of) Level 1		$ -	$ (12,678)	$ -

Transfers into Level 2		$ -	$ 1,456,028	$ -
Transfers out of Level 2		-	(1,443,350)	-
Net Transfers in (out of) Level 2		$ -	$ 12,678	$ -

There were no transfers into or out of Levels 1 or 2 during the three months ended January 31, 2018 for MicroCap Opportunities Fund or Low Priced Stock Fund.

The securities transferred from Level 1 to Level 2 were transferred due to those securities not trading on the last day of the reporting period. The securities transferred from Level 2 to
Level 1 due to an increase of observable market data from an increase in market activity

As of January 31, 2018, the MicroCap Fund, Ultra MicroCap Fund and Low Priced Stock Fund did not hold any Level 3 securities.

2. Transactions with Affiliates

The following issuer was affiliated with the Funds, as the Funds held 5% or more of the outstanding voting securities of the issuer during the period from November 1, 2016 through January 31, 2018.  No issuers were affiliated with the MicroCap Opportunities Fund and the Low Priced Stock Fund during the period ended January 31, 2018.  See Section (2)(a)(3) of the Investment Company Act of 1940.

Perritt Ultra MicroCap Fund

Issuer Name	Share Balance At November 1, 2017	Additions	Reductions	Share Balance At January 31, 2018	Dividend Income	Change in Unrealized Appreciation	Value At January 31, 2018
Sigma Labs, Inc. [1]	249,640	40,000	(49,640)	240,000	$ -	$ 111,756	$ 415,200

1 Issuer was not an affiliate as of January 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Perritt Funds, Inc.

By (Signature and Title) /s/ Michael J. Corbett
                                           Michael J. Corbett, President

Date                              March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael J. Corbett
                                              Michael J. Corbett, President

Date                                           March 27, 2018

By (Signature and Title)* /s/ Mark J. Buh
                                              Mark J. Buh, Treasurer/Principal Financial Officer

Date                                             March 27, 2018

* Print the name and title of each signing officer under his or her signature.